COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

Commitments

(a)	Capital commitments

As of December 31, 2023, the Company had several capital commitments with a total contract amount of US$29,429 thousand (RMB208,946 thousand), where US$23,601 thousand (RMB167,563 thousand) is due within one year. The capital commitment includes but is not limited to construction, equipment, and molding and tooling.

(b)	Parts purchase commitment

During the year ended December 31, 2023, the Company entered into various trial production and development agreements for a total of US$10,196 thousand (RMB72,393 thousand). Pursuant to the agreements, the Company shall order a certain quantity in a certain period from the supplier. In addition, the Company shall pay an initial deposit upon receipt of the VAT invoice from the supplier. The remaining balance will be amortized based on certain units at the price of parts and components for certain periods after agreed-upon date. At the end of the period, when the tooling fee has not been fully amortized, the supplier will issue the VAT invoice to the Company for the residual balance.

As of the year ended December 31, 2023, the Company had various agreements with various suppliers for production and development. The balance of contractual commitment was approximately US$6,029 thousand (RMB 42,804 thousand) and US$25,700 thousand (RMB 177,300 thousand) as of December 31, 2023 and 2022, respectively. The Company expects to meet the commitment. However, the fulfillment of commitment cannot be guaranteed. If the Company cannot fulfill the commitment before the due date, there should be a loss to be recognized. However, the loss amount, if any, cannot be reasonably estimated as of December 31, 2023.

Contingencies

(a)	Legal proceedings

The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis.

FAW Jilin was subject to ongoing legal proceedings arising from disputes of contracts entered into prior to the Company’s acquisition of FAW Jilin in December 2019. These legal proceedings include the CO23 and other models in FAW Jilin’s EOP project. In recent years, there have been several litigations arising from the Company not being able to complete the agreed-upon payments for the auto molding that have not been produced for a long time, as well as not being able to fulfill certain settlement agreements arising from the corporate reorganization that entered from 2020 up to today. As of December 31, 2023, most of these legal proceedings were settled. The settlement amounts were either paid or accrued in the relative liability accounts as of December 31, 2023 and 2022.

The unpaid contract amounts that the Company assumed from FAW Jilin Acquisition were included in the Company’s assets and liabilities. The Company has recorded any material accrual for expected loss payments with respect to these cases as of December 31, 2023 and 2022. In addition to the indemnification of the Retained Assets and Liabilities the Company obtained from China FAW Group Corporation (“FAW Group”), FAW Group also agreed in the FAW Jilin Acquisition Agreement that, it will indemnify damages and loss arising from the following case:

In 2017, FAW Jilin’s three independent dealers in Beijing have been fined a total of US$5,350 thousand (RMB34,000 thousand) by Beijing’s Chaoyang District Market Supervision Administration for selling vehicles that failed to meet emission standards. As the third party, FAW Jilin has not been judged to be liable for joint and several compensations, but as the manufacturer, FAW Jilin may faces the risk of being claimed by the dealer. In March 2023, all parties involved reached a mutual agreement. Based on the agreement, FAW Group paid the administrative penalty on behalf of the three independent dealers. Also, FAW Group compensated for the Company’s cost related to this lawsuit of approximately US$153 thousand (RMB1,115 thousand).

In March 2023, one unrelated third party, who is the holder of accounts payable of FAW Jilin’s mold suppliers filed a lawsuit in district court against FAW Jilin, claiming FAW Jilin failed to pay the outstanding bills, in the amount of approximately US$1,819 thousand (RMB12,547 thousand). In November 2023, the Company has completed the payment.

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss, or cash flows on an individual basis or in the aggregate. As of December 31, 2023 and 2022, other than as disclosed above, the Company is not a party to any material legal or administrative proceedings.